Vessels (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Fair Value Assets Measured On Recurring And Nonrecurring Basis [Table Text Block]
Vessel	Fair Value Measurement	Vessel Impairment Loss
APL Sardonyx	9,500	9,697

Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$280,812	$(19,867)	$260,945
- Acquisitions and other vessels' costs	107,864	-	107,864
- Vessels' disposals	(62,245)	12,101	(50,144)
- Depreciation for the period	-	(10,970)	(10,970)
- Impairment charges	(42,323)	-	(42,323)
Balance, December 31, 2013	$284,108	$(18,736)	$265,372
- Acquisitions and other vessels' costs	$60,379	-	60,379
- Vessels' disposals	(11,409)	1,929	(9,480)
- Depreciation for the period	-	(10,177)	(10,177)
Balance, December 31, 2014	$333,078	$(26,984)	$306,094